INCOME TAX - Summary of Company's Effective Tax Rate (Detail)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Change in fair value of over-allotment liability	(0.5)
Valuation allowance	(20.50%)
Income tax provision	0.00%